Related party transactions (Detail) CAD in Thousands, $ in Thousands		12 Months Ended
	Oct. 14, 2016 CAD	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Emera
Transactions with Third Party [Line Items]
Amounts due from related party			$ 4,397		$ 10,185
Amounts purchased from related party			1,006		3,939
Reimbursement of expenses | CAD	CAD 680
Amounts due to related party			1,467		757
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses | CAD		CAD 5,969		CAD 3,313
Design, Engineering, Supply and Construction Agreement | Emera
Transactions with Third Party [Line Items]
Related party contract amount			$ 9,500
Trafalgar Power Foreclosed Debt by Related Entity | Related Entity
Transactions with Third Party [Line Items]
Litigation settlement, amount					10,083
Reimbursement of legal fees					2,900
Gain related to litigation settlement					$ 6,600